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                        SUPPLEMENT DATED SEPT. 27, 2007*
                TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2007:

PRODUCT NAME                                                 PROSPECTUS FORM #
------------                                                 -----------------
 RIVERSOURCE(R) FLEXCHOICE VARIABLE ANNUITY                  45271 J
 RIVERSOURCE(R) GALAXY PREMIER VARIABLE ANNUITY              45211 L
 RIVERSOURCE(R) PINNACLE VARIABLE ANNUITY                    44179 M
 RIVERSOURCE(R) SIGNATURE VARIABLE ANNUITY                   43444 M
 RIVERSOURCE(R) SIGNATURE ONE VARIABLE ANNUITY               240192 N
 WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY                   44223 M
 WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY           44224 M
 WELLS FARGO ADVANTAGE CHOICE(R) VARIABLE ANNUITY            45270 H
 WELLS FARGO ADVANTAGE CHOICE(R) SELECT VARIABLE ANNUITY     45305 G
 WELLS FARGO ADVANTAGE(R) SELECT VARIABLE ANNUITY            45302 G

The information in this supplement updates and amends certain information contained in the variable annuity contract prospectuses listed above. Please read it carefully and keep it with your variable annuity contract prospectuses.

Effective Oct.1, 2007, the following information has been revised in the table under "The Variable Account and the Funds" section of the prospectus:

FUND NAME                     INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISOR
RiverSource Variable          High current income, with capital growth as a     RiverSource Investments, LLC
Portfolio -- High Yield Bond  secondary objective. Under normal market
Fund                          conditions, the Fund will invest at least 80% of
                              its net assets in high-yield debt instruments
                              (commonly referred to as "junk") including
                              corporate debt securities as well as bank loans
                              rated below investment grade by a nationally
                              recognized statistical rating organization, or
                              if unrated, determined to be of comparable
                              quality. Up to 25% of the Fund may be invested
                              in high yield debt instruments of foreign
                              issuers.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
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45211-1 A (09/07)

* Valid until next prospectus update.